Condensed Consolidated Statements of Changes in Stockholders' (Deficit) Equity - USD ($)		Total	Additional Paid-in Capital	Accumulated Deficit	Class A Common Stock Common Stock	Class B Common Stock Common Stock
Balance at Jul. 01, 2020			$ 0	$ 0
Balance (in Shares) at Jul. 01, 2020					0	0
Issuance of Class B common stock to Initial Sponsor		25,000	24,482			$ 518
Issuance of Class B common stock to Initial Sponsor (in Shares)						5,175,000
Net income (loss)		(878)		(878)
Balance at Sep. 30, 2020		24,122	24,482	(878)	$ 0	$ 518
Balance (in Shares) at Sep. 30, 2020					0	5,175,000
Balance at Jul. 01, 2020			0	0
Balance (in Shares) at Jul. 01, 2020					0	0
Issuance of Class B common stock to Initial Sponsor	[1]	25,000	24,482			$ 518
Issuance of Class B common stock to Initial Sponsor (in Shares)	[1]					5,175,000
Net income (loss)		(2,528)		(2,528)
Balance at Dec. 31, 2020		22,472	24,482	(2,528)		$ 518
Balance (in Shares) at Dec. 31, 2020						5,175,000
Accretion of Class A common stock subject to possible redemption		(12,626,239)	(24,482)	(12,601,757)
Net income (loss)		1,042,799		1,042,799
Balance at Mar. 31, 2021		(11,560,968)		(11,561,486)		$ 518
Balance (in Shares) at Mar. 31, 2021						5,175,000
Net income (loss)		(3,024,436)		(3,024,436)
Balance at Jun. 30, 2021		(14,585,404)	0	(14,585,922)		$ 518
Balance (in Shares) at Jun. 30, 2021						5,175,000
Net income (loss)		(1,526,562)		(1,526,562)
Balance at Sep. 30, 2021		$ (16,111,966)	$ 0	$ (16,112,484)		$ 518
Balance (in Shares) at Sep. 30, 2021						5,175,000

[1]	Included up to 675,000 shares of Class B common stock that were subject to forfeiture depending on the extent to which the underwriters’ over-allotment option was exercised. In December 2020, the Company cancelled an aggregate of 3,306,250 shares of Class B common stock and issued an aggregate of 431,250 shares of Class B common stock to its independent director nominees, resulting in an aggregate of 4,312,500 shares of Class B common stock outstanding. In January 2021, the Company effected a stock dividend of 1.2 shares for each share of common stock outstanding, resulting in the Company’s Initial Stockholders holding an aggregate of 5,175,000 Founder Shares. All share and per-share amounts have been retroactively restated to reflect the stock dividend (see Note 5).